Accounting policies - Comparatives, narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Jan. 10, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 09, 2020
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		R 3,452
Non- controlling interests
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		686		R (324)
Accumulated profit/(loss)
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		R 2,828
NCI of DRDGOLD
Accounting policies
Proportion of ownership interest in subsidiary	50.10%	49.67%	49.51%	49.34%
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	433,158,944				265,000,000
Consideration transferred, acquisition-date fair value	R 1,086
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity				R 0
NCI of DRDGOLD | Non- controlling interests
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	R 220			(324)
NCI of DRDGOLD | Non- controlling interests | As previously presented
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity				220
NCI of DRDGOLD | Non- controlling interests | Adjustment
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			R (544)	(544)
NCI of DRDGOLD | Accumulated profit/(loss)
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity				324
NCI of DRDGOLD | Accumulated profit/(loss) | Adjustment
Accounting policies
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			R 544	R 544